Property, plant, and equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	R$ 561,548	R$ 474,560
Additions	291,990	100,727
Transfers	85,579	25,663
Write-offs and disposals	(706)	(287)
Depreciation	(47,620)	(39,115)
Property, plant, and equipment, ending	890,791	561,548
Land [member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	94,751	94,228
Additions	62
Transfers	(812)	523
Write-offs and disposals
Depreciation
Property, plant, and equipment, ending	94,001	94,751
Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	80,920	73,088
Additions	1,173	670
Transfers	5,682	9,404
Write-offs and disposals
Depreciation	(2,136)	(2,242)
Property, plant, and equipment, ending	85,639	80,920
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	149,744	110,082
Additions
Transfers	161,333	69,544
Write-offs and disposals	(563)	(256)
Depreciation	(26,898)	(29,626)
Property, plant, and equipment, ending	283,616	149,744
Transport Equipments [Member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	23,539	4,179
Additions
Transfers	92,046	20,226
Write-offs and disposals	(5)
Depreciation	(7,285)	(866)
Property, plant, and equipment, ending	108,295	23,539
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	20,780	21,194
Additions		47
Transfers	3,896	1,706
Write-offs and disposals	(93)	(31)
Depreciation	(2,259)	(2,136)
Property, plant, and equipment, ending	22,324	20,780
Power generating assets [member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	121,533	43,196
Additions
Transfers	34,335	82,377
Write-offs and disposals
Depreciation	(8,852)	(4,040)
Property, plant, and equipment, ending	147,016	121,533
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	6,929	6,873
Additions		12
Transfers	(36)	249
Write-offs and disposals	(45)
Depreciation	(190)	(205)
Property, plant, and equipment, ending	6,658	6,929
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	63,352	121,720
Additions	290,755	99,998
Transfers	(210,865)	(158,366)
Write-offs and disposals
Depreciation
Property, plant, and equipment, ending	R$ 143,242	R$ 63,352